Segmented Information - Summary (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues and Other Income
Gross revenues		$ 52,206	$ 62,907
Less: Royalties		(3,114)	(4,571)
Operating revenues, net of royalties		49,092	58,336
Other income (loss)		1,654	131
Total Revenues and Other Income		50,746	58,467
Expenses
Purchases of crude oil and products		18,215	20,775
Operating, selling and general		13,383	12,807
Transportation and distribution		1,775	1,671
Depreciation, depletion, amortization and impairment		6,435	8,786
Exploration		74	56
(Gain) loss on disposal of assets		(992)	45
Financing expenses		1,267	2,011
Total Expenses		40,157	46,151
Earnings (Loss) before Income Taxes		10,589	12,316
Income Tax Expense (Recovery)
Current		1,734	4,229
Deferred		560	(990)
Total Income Tax Expense (Recovery)		2,294	3,239
Net Earnings		8,295	9,077
Capital and Exploration Expenditures		5,828	4,987
Capital expenditures classified as assets held for sale		$ 108	$ 133
Fort Hills
Segmented Information
Ownership interest (as percent)	68.76%	100.00%	54.11%
Operating segments | Oil Sands
Revenues and Other Income
Gross revenues		$ 18,569	$ 21,905
Intersegment revenues		7,466	8,526
Less: Royalties		(2,623)	(3,963)
Operating revenues, net of royalties		23,412	26,468
Other income (loss)		1,469	(53)
Total Revenues and Other Income		24,881	26,415
Expenses
Purchases of crude oil and products		1,935	2,050
Operating, selling and general		9,329	9,152
Transportation and distribution		1,213	1,210
Depreciation, depletion, amortization and impairment		4,902	7,927
Exploration		60	37
(Gain) loss on disposal of assets		(39)	(7)
Financing expenses		670	413
Total Expenses		18,070	20,782
Earnings (Loss) before Income Taxes		6,811	5,633
Income Tax Expense (Recovery)
Capital and Exploration Expenditures		4,096	3,540
Operating segments | Exploration and Production
Revenues and Other Income
Gross revenues		2,689	4,331
Less: Royalties		(491)	(608)
Operating revenues, net of royalties		2,198	3,723
Other income (loss)		10	164
Total Revenues and Other Income		2,208	3,887
Expenses
Operating, selling and general		475	490
Transportation and distribution		76	101
Depreciation, depletion, amortization and impairment		483	(105)
Exploration		14	19
(Gain) loss on disposal of assets		(600)	66
Financing expenses		69	95
Total Expenses		517	666
Earnings (Loss) before Income Taxes		1,691	3,221
Income Tax Expense (Recovery)
Capital and Exploration Expenditures		668	443
Operating segments | Refining and Marketing
Revenues and Other Income
Gross revenues		30,959	36,622
Intersegment revenues		109	106
Operating revenues, net of royalties		31,068	36,728
Other income (loss)		224	(60)
Total Revenues and Other Income		31,292	36,668
Expenses
Purchases of crude oil and products		23,867	27,261
Operating, selling and general		2,558	2,427
Transportation and distribution		521	396
Depreciation, depletion, amortization and impairment		934	844
(Gain) loss on disposal of assets		(28)	(11)
Financing expenses		57	57
Total Expenses		27,909	30,974
Earnings (Loss) before Income Taxes		3,383	5,694
Income Tax Expense (Recovery)
Capital and Exploration Expenditures		1,002	816
Corporate and eliminations
Revenues and Other Income
Gross revenues		(11)	49
Intersegment revenues		(7,575)	(8,632)
Operating revenues, net of royalties		(7,586)	(8,583)
Other income (loss)		(49)	80
Total Revenues and Other Income		(7,635)	(8,503)
Expenses
Purchases of crude oil and products		(7,587)	(8,536)
Operating, selling and general		1,021	738
Transportation and distribution		(35)	(36)
Depreciation, depletion, amortization and impairment		116	120
(Gain) loss on disposal of assets		(325)	(3)
Financing expenses		471	1,446
Total Expenses		(6,339)	(6,271)
Earnings (Loss) before Income Taxes		(1,296)	(2,232)
Income Tax Expense (Recovery)
Capital and Exploration Expenditures		$ 62	$ 188